Debt and Warrant Liabilities - Schedule of purchase order loan and invoice factoring services with Seaport (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Seaport Group SIBS, LLC
Debt and Warrant Liabilities
Total invoices sold to Seaport		$ 364,780
Total cash received from Seaport		350,000
Total PO loan from Seaport	$ 1,627,400	1,777,400
Interest paid to Seaport	162,740	177,740
Total amount in exchange for PO loan	$ 1,790,140	1,955,140
Seaport purchase order loan
Debt and Warrant Liabilities
Total invoices sold to Seaport		364,780
Total cash received from Seaport		350,000
Total factoring amount		$ 14,780